Label	Element	Value
Capital Group California Core Municipal Fund SM
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001474365_SupplementTextBlock
Private Client Services FundsSM Prospectus Supplement February 11, 2019 (for prospectus dated January 1, 2019, as supplemented to date)

Risk/Return [Heading]	rr_RiskReturnHeading	Capital Group California Core Municipal Fund SM
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.	The following sixth paragraph under the “Principal investment strategies” section of the Capital Group California Core Municipal FundSM and Capital Group California Short-Term Municipal FundSM summary portion of the prospectus is removed:

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

Keep this supplement with your prospectus.